PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
Enpro Inc. Retirement Savings Plan [Member]
DESCRIPTION OF PLAN [Abstract]
PLAN TERMINATION
5.
PLAN TERMINATION

Although it has not expressed any intent to do so, the Employer has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become 100% vested in their employer contributions.